245 Summer Street

Fidelity® Investments

Boston, MA 02210

January 3, 2017

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Advisor Series VIII (the trust): File Nos. 022-86711 and 811-03855

Fidelity Advisor Diversified International Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Emerging Markets Fund

Fidelity Advisor Global Capital Appreciation Fund

Fidelity Advisor Global Equity Income Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Value Leaders Fund (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses with respect to the above referenced funds, except Fidelity Advisor Emerging Markets Fund, do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

In addition, transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Marc Bryant________________________________________________

Marc Bryant

Secretary of the Trust